Other Non-Current Assets - Schedule of Other Non Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other Non-Current Assets [Abstract]
Equity investments without readily determinable fair value	[1]	¥ 26,492		¥ 31,892
Long-term hybrid instrument		125,000		125,000
Amount due from a third party	[1]	31,709		30,359
Contingent considerations		17,549		13,461
Receivables from certain shareholders as guarantee deposit due to business combinations		33,373		33,373
Others		1,644		4,597
Less: Allowance for current expected credit losses		(4,032)		(2,930)
Other non-current assets		¥ 231,735	$ 31,748	¥ 235,752

[1]	Amount represented a term-loan (matures in September 2028) to a third party of RMB30,000 and corresponding interest receivable RMB1,709 as of December 31, 2024. The loan bears interest rate 4.5% per annum and is guaranteed by the ultimate controlling owner of the borrower, whom is jointly liable.